General Company Information (Tables)	12 Months Ended
Dec. 31, 2024
General Company Information [Abstract]
Schedule of Group’s Principal Subsidiaries	The country of incorporation or registration is also their principal place of business.
	Place of business/ country of	Ownership interest held by the Group
Name of entity	incorporation	2024	2023	Principal activities
Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Procaps S.A. de C.V	El Salvador	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Softcaps - Colbras	Brazil	100%	100%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	Diabetes solutions and chronic disease management tool.